CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF CASH FLOWS
Amortization of inventories step up	R$ 2,178,903	R$ 2,178,903